Organization, Nature of Business, Going Concern and Management Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization, Nature of Business, Going Concern and Management Plans

Organization and Nature of Business

Chess Supersite Corporation ("Chess Supersite" or "the Company") was incorporated on July 2, 2013 under the laws of the state of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company’s current business comprises the operation of an extensive Chess gaming website. This comprehensive user friendly web site www.chessstars.com, is currently offering a state-of-the-art playing zone, broadcasts of the major tournaments, intuitive mega database, chess skilled contests and much more.

In May, 2014, the Company effected a change in control by the redemption of the stock held by its original shareholders, the issuance of shares of its common stock to new shareholders, the resignation of its original officers and directors and the appointment of new officers and directors.

On July 6, 2015, the Company filed its form S-1/A, to amend its form S-1 previously filed on January 26, 2015 and December 11, 2014. The prospectus relates to the offer and sale of 1,500,000 shares of common stock (the “Shares”) of the Company, $0.0001 par value per share, offered by the holders thereof (the “Selling Shareholder Shares”), who are deemed to be statutory underwriters. The selling shareholders will offer their shares at a price of $0.50 per share, until the Company’s common stock is listed on a national securities exchange or is quoted on the OTC Bulletin Board (or a successor); after which, the selling shareholders may sell their shares at prevailing market or privately negotiated prices, including (without limitation) in one or more transactions that may take place by ordinary broker’s transactions, privately-negotiated transactions or through sales to one or more dealers for resale.

On July 13, 2015, the Company received a notice of effectiveness from the SEC for the registration of its shares.

On September 22, 2015, the Company was able to secure an OTC Bulletin Board symbol CHZP from Financial Industry Regulatory Authority (FINRA).

Going Concern and Management Plans

The Company has not yet generated significant revenue since inception to date and has sustained operating losses during the three months ended March 31, 2017. The Company had working capital deficit of $2,341,400 and an accumulated deficit of $5,995,932 as of March 31, 2017. The Company's continuation as a going concern is dependent on its ability to generate sufficient cash flows from operations to meet its obligations and/or obtaining additional financing from its members or other sources, as may be required.

The unaudited condensed interim financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company's ability to do so. The condensed unaudited financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

In order to maintain its current level of operations, the Company will require additional working capital from either cash flow from operations or from the sale of its equity. However, the Company currently has no commitments from any third parties for the purchase of its equity. If the Company is unable to acquire additional working capital, it will be required to significantly reduce its current level of operations.

1.	NATURE OF OPERATIONS

Chess Supersite Corporation, (“the Company”, formerly River Run Acquisition Corporation) was incorporated on July 9, 2013 under the laws of the state of Delaware to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions.

In May, 2014, the Company effected a change in control by the redemption of the stock held by its original shareholders, the issuance of shares of its common stock to new shareholders, the resignation of its original officers and directors and the appointment of new officers and directors.

On July 6, 2015, the Company filed its form S-1/A, to amend its form S-1 previously filed on January 26, 2015 and December 11, 2014. The prospectus relates to the offer and sale of 1,500,000 shares of common stock (the “Shares”) of the Company, $0.0001 par value per share, offered by the holders thereof (the “Selling Shareholder Shares”), who are deemed to be statutory underwriters. The selling shareholders will offer their shares at a price of $0.50 per share, until the Company’s common stock is listed on a national securities exchange or is quoted on the OTC Bulletin Board (or a successor); after which, the selling shareholders may sell their shares at prevailing market or privately negotiated prices, including (without limitation) in one or more transactions that may take place by ordinary broker’s transactions, privately-negotiated transactions or through sales to one or more dealers for resale.

On July 13, 2015, the Company received a notice of effectiveness from the SEC for the registration of its shares.

On September 22, 2015, the Company was able to secure an OTC Bulletin Board symbol CHZP from Financial Industry Regulatory Authority (FINRA).